Financial instruments and fair value disclosures - Master netting agreements derivative financial assets: (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets [line items]
Gross and net amounts in the consolidated balance sheet, financial assets		$ 17.8
Financial instruments that are not offset, financial assets		8.1
Amount if presented net, financial assets		9.7
Foreign exchange forward contracts
Disclosure of offsetting of financial assets [line items]
Gross and net amounts in the consolidated balance sheet, financial assets	$ 9.9	12.5
Financial instruments that are not offset, financial assets	6.5	8.1
Amount if presented net, financial assets	$ 3.4	4.4
Other derivative instruments
Disclosure of offsetting of financial assets [line items]
Gross and net amounts in the consolidated balance sheet, financial assets		5.3
Amount if presented net, financial assets		$ 5.3